Income Taxes (Difference between tax provision and tax benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Pretax Income From Taxable Subsidiaries	$ 78,561	$ 49,253	$ 41,943
Federal provision at statutory tax rate (35%)	27,496	17,238	14,680
State and local taxes, net of federal benefit	7,409	4,303	4,246
Amortization of intangible assets	486	854	855
Other	286	272	101
Tax provision - taxable subsidiaries	35,677	22,667	19,882
Other state, local and foreign taxes	1,537	3,148	2,902
Total Provision	$ 37,214	$ 25,815	$ 22,784
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income tax rate - Federal	35.00%	35.00%	35.00%
Income tax rate - State and local	9.40%	8.70%	10.10%
Income tax rate - Amortization of intangible assets	0.60%	1.70%	2.00%
Income tax rate - Other	0.40%	0.60%	0.30%
Income tax rate - Total	45.40%	46.00%	47.40%